OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                            -----------------------
                                 CASH RESERVES
                                      FUND

                                     Annual
                                     Report

                                    12/31/05


[LOGO]
PIONEER
Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Performance Update                                              3
Comparing Ongoing Fund Expenses                                 4
Portfolio Management Discussion                                 6
Schedule of Investments                                         9
Financial Statements                                           15
Notes to Financial Statements                                  25
Report of Independent Registered Public Accounting Firm        32
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        33
Trustees, Officers and Service Providers                       38

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Corporate Bonds                   67.3%
Temporary Cash Investments             24.3%
U.S. Government & Agency Obligations    3.4%
Repurpchase Agreement                   3.3%
Collateralized Mortgage Obligatins      1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*



    1.   Toyota Motor Credit, Floating Rate Note, 6/23/06               5.89%
    2.   BNP Paribas, Floating Rate Note, 12/26/06 (144A)               5.09
    3.   Pfizer Investment Capital, Floating Rate Note, 12/15/06        4.54
    4.   Metlife Funding Corp., 4.32%, 2/17/06 (144A)                   3.54
    5.   Anheuser-Busch Companies, 4.3%, 2/27/06 (144A)                 3.05
    6.   SLM Corp., Floating Rate Note, 1/19/07                         3.02
    7.   General Electric Capital Corp., Floating Rate Note, 12/8/06    2.70
    8.   Catepillar, Inc., 5.95%, 5/1/06                                2.66
    9.   Abbey National Treasury, Floating Rate Note, 1/13/06           2.64
   10.   Gannett Co., 4.24%, 1/11/06 (144A)                             2.57

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
-----------------------------------------------------------------------------

   Share Prices
   -----------------------------------------------------------------------------

Net Asset Value Per Share    12/31/05   12/31/04
  Class A Shares            $1.00      $1.00
  Class B Shares            $1.00      $1.00
  Class C Shares            $1.00      $1.00
  Investor Class Shares     $1.00      $1.00
  Class R Shares            $1.00      $1.00

                    12/31/05   9/23/05
  Class Y Shares   $1.00      $1.00

   Distributions
   -----------------------------------------------------------------------------

Per Share                 Income        Short-Term       Long-Term
(1/1/05 - 12/31/05)       Dividends     Capital Gains    Capital Gains
  Class A Shares          $0.02345      $    -           $    -
  Class B Shares          $0.01324      $    -           $    -
  Class C Shares          $0.01471      $    -           $    -
  Investor Class Shares   $0.02532      $    -           $    -
  Class R Shares          $0.01938      $    -           $    -

 (9/23/05 - 12/31/05)
  Class Y Shares          $0.00940      $    -           $    -

   Yields*
   -----------------------------------------------------------------------------

                           7-Day Annualized   7-Day Effective**
  Class A Shares                3.64%              3.71%
  Class B Shares                2.42%              2.44%
  Class C Shares                2.63%              2.66%
  Investor Class Shares         3.75%              3.82%
  Class R Shares                0.28%              0.28%
  Class Y Shares                3.92%              4.00%

   * The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

   ** Assumes daily compounding of dividends.

      Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

      The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

      Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

      Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2005 through December 31, 2005.

                                                                 Investor
Share Class                A             B             C           Class           R             Y
----------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/05
Ending Account       $1,014.71     $1,009.36     $1,010.05     $1,015.65     $1,012.01     $1,009.50
Value On 12/31/05
Expenses Paid        $    4.16     $    9.62     $    8.66     $    3.45     $    6.54     $    1.17
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.83%, 1.90%, 1.71%, 0.68%, 1.29% and 0.44% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

                                                                 Investor
Share Class                A             B             C           Class           R             Y
----------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/05
Ending Account       $1,021.07     $1,015.63     $1,016.59     $1,021.78     $1,018.70     $1,012.12
Value On 12/31/05
Expenses Paid        $    4.18     $    9.65     $    8.69     $    3.47     $    6.56     $    1.18
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.83%, 1.90%, 1.71%, 0.68%, 1.29% and 0.44% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

As the U.S. economy grew persistently throughout 2005, the U.S. Federal Reserve continued to act aggressively to prevent any acceleration of inflationary pressures by raising short-term rates. The Fed hiked the influential Fed Funds rate eight different times during the year, each time by one-quarter of one percent (25 basis points), to end the year at 4.25%. As a consequence, yields of shorter-term securities, including money market instruments, also rose. Pioneer Cash Reserves Fund currently invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus, the Fund's Portfolio Manager, reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the 12 months ended December 31, 2005. Mr. Feltus is supported by Pioneer's Fixed Income Group.

Q: How did the Fund perform during 2005?

A: For the 12 months ended December 31, 2005, Class A shares of Pioneer Cash
   Reserves Fund had a total return of 2.37% at net asset value. On December 31, 2005, the Fund's seven-day effective yield for Class A shares was 3.71%. The average total return for the 303 funds in Lipper's money market fund category during the 12 months was 2.37%. Net asset value of Fund shares remained stable at $1.00 throughout the year.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were the principal factors that influenced Fund performance?

A: Despite intermittent worries about its health, the U.S. economy grew briskly throughout the year. In response to the steady growth, the Federal Reserve continued its policy of tightening monetary policy by hiking rates eight different times in 2005. The Fed Funds rate ended the year at 4.25%, or 325 basis points higher than the 1.00% level when the Fed started its rate hike cycle in June 2004. Rising energy and commodity prices and the weakening of the U.S. dollar in relation to major foreign currencies all were factors that encouraged the Fed to raise rates and head off any significant increase in general inflationary pressures. As the year ended, the Fed began to hint that it might be nearing the end of its rate increases, although at least one further hike is anticipated in 2006. (At the time of printing, there was a rate hike in January 2006.)

   The higher rates constituted good news to money market fund investors, as yields at the end of the year were significantly higher than they were 12 months and 18 months earlier. In light of the steady increases in short-term rates, we reduced the Fund's average maturity and duration so that we could take advantage of opportunities to invest at higher rates as they became available. The average maturity of the Fund's investments at the end of 2005 was just 47 days. We maintained our policy of investing in only very high-quality securities and we had no credit problems during the year.

   One additional factor that affected the Fund was its merger with other portfolios during the year. This resulted in a significant increase in Fund assets, which meant that expenses could be spread over a wider base and fees paid by shareowners could be reduced. Although the impact of this was only felt in the last quarter of the year, if higher asset levels are maintained, fund expense ratios should continue to be positively affected.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: As we enter 2006, the Federal Reserve appears to be closer to the end of its cycle of interest rate hikes than the beginning. We certainly don't expect that the Fed will be as aggressive in the next year as it has been for the past 18 months. As we get further into 2006 and it is evident that the Federal Reserve is acting more cautiously, we expect to increase the Fund's overall duration somewhat with an eye toward adding more yield to the portfolio. We expect to continue to invest in only very high-quality securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------


Principal
Amount                                                                        Value
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
                 Banks - 1.7%
                 Thrifts & Mortgage Finance - 1.7%
$14,727,803      Federal Home Loan Mortgage Corp., Multifamily
                  VRD Certificate, 3.11%, 1/15/42                      $ 14,727,803
                                                                       ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $14,727,803)                                    $ 14,727,803
                                                                       ------------
                 CORPORATE BONDS - 67.4%
                 Capital Goods - 10.8%
                 Construction & Farm Machinery & Heavy Trucks - 5.6%
 13,000,000      PACCAR Financial Corp., Floating Rate
                  Note, 5/17/06                                        $ 12,997,645
 10,000,000      PACCAR Financial Corp., Floating Rate
                  Note, 4/26/06                                           9,997,907
 21,500,000      Catepillar Inc., 5.95%, 5/1/06                          21,654,660
  2,000,000      Caterpillar Financial Service Corp., Floating Rate
                  Note, 9/8/06                                            2,000,452
                                                                       ------------
                                                                       $ 46,650,664
                                                                       ------------
                 Industrial Conglomerates - 5.2%
 18,000,000      GE Capital Corp., Floating Rate Note, 10/17/06        $ 18,000,114
  4,000,000      GE Capital Corp., Floating Rate Note, 5/12/06            4,002,669
 22,000,000      GE Capital Corp., Floating Rate Note, 12/8/06           22,014,021
                                                                       ------------
                                                                       $ 44,016,804
                                                                       ------------
                 Total Capital Goods                                   $ 90,667,468
                                                                       ------------
                 Commercial Services & Supplies - 0.8%
                 Office Services & Supplies - 0.8%
  7,000,000      Pitney Bowes, Inc., 5.875%, 5/1/06                    $  7,049,109
                                                                       ------------
                 Total Commercial Services & Supplies                  $  7,049,109
                                                                       ------------
                 Automobiles & Components - 5.7%
                 Automobile Manufacturers - 5.7%
 48,000,000      Toyota Motor Credit, Floating Rate Note, 6/23/06      $ 48,004,306
                                                                       ------------
                 Total Automobiles & Components                        $ 48,004,306
                                                                       ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
                 Pharmaceuticals & Biotechnology - 6.0%
                 Pharmaceuticals - 6.0%
$11,266,000      Abbott Laboratories, 5.625%, 7/1/06                $ 11,344,419
  2,000,000      Pfizer, Inc., 5.625%, 2/1/06                          2,003,941
 37,000,000      Pfizer Investment Capital, Floating Rate Note,
                  12/15/06 (144A)                                     37,000,000
                                                                    ------------
                                                                    $ 50,348,360
                                                                    ------------
                 Total Pharmaceuticals & Biotechnology              $ 50,348,360
                                                                    ------------
                 Banks - 15.3%
                 Diversified Banks - 15.3%
 21,500,000      Abbey National Treasury, Floating Rate
                  Note, 1/13/06 (144A)                              $ 21,500,444
  6,500,000      Bank of America Corp., 7.125%, 5/1/06                 6,570,633
  8,000,000      Bank of America Corp., Floating Rate
                  Note, 8/10/06                                        8,000,519
 41,500,000      BNP Paribas, Floating Rate Note,
                 12/26/06 (144A)                                     41,500,760
 20,000,000      Credit Suisse New York, Floating Rate
                  Note, 9/26/06                                       19,997,115
  1,000,000      Wells Fargo & Co., 3.5%, 9/15/06                      1,000,702
 19,000,000      Wells Fargo & Co., Floating Rate Note, 3/3/06        19,005,179
  3,500,000      Wells Fargo & Co., Floating Rate Note, 6/12/06        3,501,501
  8,000,000      Wells Fargo Co., 7.125%, 8/15/06                      8,140,291
                                                                    ------------
                                                                    $129,217,144
                                                                    ------------
                 Total Banks                                        $129,217,144
                                                                    ------------

10 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
                Diversified Financials - 25.3%
                Consumer Finance - 11.3%
$7,000,000      American Express, Floating Rate Note, 10/5/06        $ 7,000,164
14,000,000      American Express, Floating Rate Note, 6/13/06         14,002,422
18,065,000      American General Finance, 5.875%, 7/14/06             18,223,610
 1,000,000      National Rural Utilities, 3.0%, 2/15/06                  999,313
12,450,000      National Rural Utilities, 6.0%, 5/15/06               12,533,731
 3,000,000      SLM Corp., Floating Rate Note, 3/15/06                 3,001,271
14,500,000      SLM Corp., Floating Rate Note, 4/25/06                14,508,248
24,600,000      SLM Corp., Floating Rate Note, 1/19/07                24,604,711
                                                                     -----------
                                                                     $94,873,470
                                                                     -----------
                Investment Banking & Brokerage - 10.7%
10,000,000      Credit Suisse First Boston, Floating Rate
                 Note, 6/19/06                                       $10,013,862
 3,000,000      Lehman Brothers Holdings, 6.25%, 5/15/06               3,027,683
 2,135,000      Lehman Brothers Holdings, 6.625%, 2/5/06               2,140,501
10,000,000      Merrill Lynch & Co. Floating Rate Note, 10/4/06       10,000,000
 7,375,000      Merrill Lynch & Co. Floating Rate Note, 12/22/06       7,386,374
 4,000,000      Merrill Lynch & Co. Floating Rate Note, 3/17/06        4,000,686
 6,105,000      Merrill Lynch & Co. Floating Rate Note, 5/22/06        6,115,302
 4,000,000      Merrill Lynch & Co., Floating Rate Note, 6/16/06       4,001,368
 9,000,000      Morgan Stanley Dean Witter, 6.1%, 4/15/06              9,058,182
 4,500,000      Morgan Stanley Dean Witter, Floating Rate
                 Note, 1/31/06                                         4,501,473
20,300,000      Morgan Stanley Dean Witter, Floating Rate
                 Note, 3/27/06                                        20,313,640
10,000,000      Morgan Stanley, Floating Rate Note, 11/24/06          10,014,927
                                                                     -----------
                                                                     $90,573,998
                                                                     -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                   Value
                Diversified Financial Services - 1.5%
$  835,000      Bank One Corp., 6.5%, 2/1/06                      $    836,981
 3,000,000      Citigroup Global Markets, Floating Rate
                 Note, 7/25/06                                       3,002,732
 1,100,000      Citigroup, Inc., Floating Rate Note, 5/19/06         1,100,634
 3,700,000      GE Capital Corp., Floating Rate Note, 1/9/07         3,700,000
 4,000,000      JP Morgan Chase & Co., 5.625%, 8/15/06               4,034,889
                                                                  ------------
                                                                  $ 12,675,236
                                                                  ------------
                Specialized Finance - 1.8%
15,000,000      CIT Group, Inc., Floating Rate Note, 5/12/06      $ 15,000,102
                                                                  ------------
                Total Diversified Financials                      $213,122,806
                                                                  ------------
                Insurance - 2.9%
                Life & Health Insurance - 1.1%
 8,000,000      Met Life Global Funding I, Floating Rate Note,
                 12/28/06 (144A)                                  $  8,008,710
 1,500,000      Met Life Global Funding I, Floating Rate Note,
                 3/17/06 (144A)                                      1,500,027
                                                                  ------------
                                                                  $  9,508,737
                                                                  ------------
                Multi-Line Insurance - 1.8%
15,000,000      American General Finance, Floating Rate
                 Note, 3/29/06                                    $ 15,001,327
                                                                  ------------
                Total Insurance                                   $ 24,510,064
                                                                  ------------
                Technology Hardware & Equipment - 0.6%
                Computer Hardware - 0.6%
 5,000,000      IBM Corp., Floating Rate Note, 1/6/06             $  5,000,000
                                                                  ------------
                Total Technology Hardware & Equipment             $  5,000,000
                                                                  ------------
                TOTAL CORPORATE BONDS
                (Cost $567,919,257)                               $567,919,257
                                                                  ------------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                   Value
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.6%
$10,000,000      Federal Home Loan Mortgage Corp.,
                  0.0%, 1/13/06                                   $  9,986,067
 20,000,000      Federal Home Loan Mortgage Corp.,
                  4.162%, 1/31/06                                   19,930,500
                                                                  ------------
                                                                  $ 29,916,567
                                                                  ------------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost $29,916,567)                               $ 29,916,567
                                                                  ------------
                 TEMPORARY CASH INVESTMENTS - 27.4%
                 Commercial Paper - 24.1%
 25,000,000      Anheuser-Busch Companies, 4.3%,
                  2/27/06 (144A)                                  $ 24,829,792
 11,000,000      Caterpillar Finance Service, 4.3%,
                  1/30/06 (144A)                                    10,961,897
  7,000,000      Caterpillar Finance Service, 4.3%,
                  1/10/06 (144A)                                     6,995,096
 15,000,000      Coca Cola Co., 4.25%, 2/27/06                      14,899,062
 21,000,000      Gannett Co., 4.24%, 1/11/06 (144A)                 20,975,266
  8,500,000      Golden Peanut, 4.33%, 3/20/06                       8,420,256
 14,500,000      Hershey Foods, Inc., 4.22%, 2/21/06                14,413,306
 29,000,000      Metlife Funding Corp., 4.32%, 2/17/06 (144A)       28,836,440
 13,500,000      National Rural Utilities Co., 4.3%, 1/26/06        13,459,875
  2,100,000      PACCAR Financial Corp., 4.35%, 3/13/06              2,081,983
 10,000,000      Pitney Bowes, Inc., 4.15%, 1/17/06 (144A)           9,981,555
 15,000,000      Prudential Funding LLC, 4.2%, 1/5/06               14,993,000
 10,000,000      Prudential Funding LLC, 4.2%, 1/9/06                9,990,667
 10,000,000      Prudential Funding LLC, 4.2%, 1/6/06                9,994,167
  2,200,000      Sigma-Aldrich, 4.3%, 1/27/06 (144A)                 2,193,168
 10,000,000      UBS Finance LLC, 4.27%, 1/30/06                     9,965,603
                                                                  ------------
                                                                  $202,991,133
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 Repurchase Agreement - 3.3%
$45,000,000      UBS Warburg, Inc., dated 12/30/05, repurchase
                 price of $28,000,000 plus accrued interest on
                 1/3/06 collateralized by $29,184,000 U.S.
                 Treasury Bill, 4.36%, 6/29/06                     $ 28,000,000
                                                                   ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $230,991,133)                               $230,991,133
                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.1%
                 (Cost $843,554,760) (a)                           $843,554,760
                                                                   ------------
                 OTHER ASSETS AND LIABILITIES - (0.1)%             $ (1,037,965)
                                                                   ------------
                 TOTAL NET ASSETS - 100.0%                         $842,516,795
                                                                   ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $214,305,418 or 25.4% of net assets.

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $843,596,259.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $9,723,238,220 and $9,804,679,899, respectively.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $843,554,760)                 $843,554,760
  Receivables -
    Fund shares sold                                              1,347,564
    Interest                                                      3,243,008
                                                               ------------
      Total assets                                             $848,145,332
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $  2,587,652
    Dividends                                                       358,983
  Due to bank                                                     2,370,029
  Due to affiliates                                                 156,613
  Accrued expenses                                                  148,006
  Other                                                               7,254
                                                               ------------
      Total liabilities                                        $  5,628,537
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $842,578,804
  Undistributed net investment income                                26,169
  Accumulated net realized loss on investments                      (88,178)
                                                               ------------
      Total net assets                                         $842,516,795
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $571,417,930/571,526,632 shares)           $       1.00
                                                               ============
  Class B (based on $41,374,968/41,337,326 shares)             $       1.00
                                                               ============
  Class C (based on $56,744,514/56,730,438 shares)             $       1.00
                                                               ============
  Investor Class (based on $56,124,723/56,126,876 shares)      $       1.00
                                                               ============
  Class R (based on $815,318/815,281 shares)                   $       1.00
                                                               ============
  Class Y (based on $116,039,342/116,000,082 shares)           $       1.00
                                                               ============

The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Interest                                                       $18,831,476
                                                                 -----------
EXPENSES:
  Management fees                               $2,206,519
  Transfer agent fees and expenses
    Class A                                        760,895
    Class B                                        212,650
    Class C                                        160,238
    Class R                                          2,377
    Class Y                                            546
    Investor Class                                 176,201
  Distribution fees
    Class A                                        403,316
    Class B                                        517,078
    Class C                                        701,599
    Class R                                          3,621
  Administrative reimbursements                    106,893
  Custodian fees                                    22,936
  Registration fees                                169,247
  Professional fees                                 49,920
  Printing expense                                  41,607
  Fees and expenses of nonaffiliated trustees       11,659
  Miscellaneous                                     28,210
                                                ----------
      Total expenses                                             $ 5,575,512
      Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                              (43,198)
      Less fees paid indirectly                                      (16,604)
                                                                 -----------
       Net expenses                                              $ 5,515,710
                                                                 -----------
      Net investment income                                      $13,315,766
                                                                 -----------
       Net increase in net assets resulting
         from operations                                         $13,315,766
                                                                 ===========

16 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04

                                                              Year Ended        Year Ended
                                                               12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                     $     13,315,766    $    1,304,930
Net realized loss on investments                                         -              (570)
                                                          ----------------    --------------
  Net increase in net assets resulting from operations    $     13,315,766    $    1,304,360
                                                          ----------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0235 and $0.0050 per share,
    respectively)                                         $     (8,646,011)   $   (1,143,162)
  Class B ($0.0132 and $0.0010 per share,
    respectively)                                                 (690,407)          (39,575)
  Class C ($0.0147 and $0.0010 per share,
    respectively)                                               (1,078,629)          (46,318)
  Investor Class ($0.0253 and $0.0010 per share,
    respectively)                                               (1,641,825)          (63,977)
  Class R ($0.0193 and $0.0030 per share,
    respectively)                                                  (14,797)             (979)
  Class Y ($0.0094 and $0.0000 per share,
    respectively)                                               (1,228,847)                -
                                                          ----------------    --------------
     Total distributions to shareowners                   $    (13,300,516)   $   (1,294,011)
                                                          ----------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $    919,023,497    $  629,192,470
Shares issued in reorganization                                557,803,347        98,537,576
Reinvestment of distributions                                   11,200,117         1,159,549
Cost of shares repurchased                                  (1,010,853,108)     (682,108,484)
                                                          ----------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                              $    477,173,848    $   46,781,111
                                                          ----------------    --------------
    Net increase in net assets                            $    477,189,098    $   46,791,460
                                                          ----------------    --------------
NET ASSETS:
Beginning of year                                              365,327,697       318,536,237
                                                          ----------------    --------------
End of year (including undistributed net investment
  income of $26,169 and $10,919 respectively)             $    842,516,795    $  365,327,697
                                                          ================    ==============

The accompanying notes are an integral part of these financial statements.   17

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
-----------------------------------------------------------------------------

CLASS A                             '05 Shares        '05 Amount        '04 Shares        '04 Amount
Shares sold                         534,480,420    $  534,480,420       359,403,711    $  359,403,712
Shares issued in
  reorganization                    399,430,148       399,430,148                 -                 -
Reinvestment of distributions         8,122,677         8,122,677         1,028,167         1,028,167
Less shares repurchased            (563,523,069)     (563,501,156)     (394,612,758)     (394,612,761)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)         378,510,176    $  378,532,089       (34,180,880)   $  (34,180,882)
                                   ============    ==============       ===========    ===============
CLASS B
Shares sold                          74,005,454    $   74,005,454       106,279,306    $  106,279,305
Shares issued in
  reorganization                      3,093,819         3,093,819                 -                 -
Reinvestment of distributions           571,610           571,610            31,902            31,902
Less shares repurchased             (82,858,181)      (82,857,657)     (118,810,477)     (118,810,479)
                                   ------------    --------------      ------------    --------------
    Net decrease                     (5,187,298)   $   (5,186,774)      (12,499,269)   $  (12,499,272)
                                   ============    ==============       ===========    ===============
CLASS C
Shares sold                         211,221,787    $  211,221,786       162,073,574    $  162,073,574
Reinvestment of distributions           882,698           882,698            38,426            38,426
Less shares repurchased            (189,776,722)     (189,776,722)     (159,914,693)     (159,914,694)
                                   ------------    --------------      ------------    --------------
    Net increase                     22,327,763    $   22,327,762         2,197,307    $    2,197,306
                                   ============    ==============       ===========    ===============
INVESTOR CLASS
Shares sold                                   -    $            -           198,303    $      192,233
Shares issued in
  reorganization                              -                 -        98,537,576        98,537,576
Reinvestment of distributions         1,577,234         1,577,234            60,129            60,129
Less shares repurchased             (36,610,702)      (36,608,794)       (7,635,664)       (7,635,664)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)         (35,033,468)   $  (35,031,560)       91,160,344    $   91,154,274
                                   ============    ==============       ===========    ===============
CLASS R
Shares sold                           1,896,959    $    1,896,959         1,243,646    $    1,243,646
Reinvestment of distributions            13,766            13,766               925               925
Less shares repurchased              (1,414,485)       (1,414,485)       (1,134,886)       (1,134,886)
                                   ------------    --------------      ------------    --------------
    Net increase                        496,240    $      496,240           109,685    $      109,685
                                   ============    ==============       ===========    ===============
CLASS Y
Shares sold                          97,418,874    $   97,418,873                 -                 -
Shares issued in
  reorganization                    155,279,380       155,279,380                 -                 -
Reinvestment of distributions            32,132            32,132                 -                 -
Less shares repurchased            (136,730,304)     (136,694,294)                -                 -
                                   ------------    --------------      ------------    --------------
    Net increase                    116,000,082    $  116,036,091                 -                 -
                                   ============    ==============      ============    ==============

18 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/05     12/31/04     12/31/03     12/31/02     12/31/01


CLASS A
Net asset value, beginning of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                          $  0.023     $  0.005     $  0.003     $  0.010     $  0.030
                                                                --------     --------     --------     --------     --------
Distributions to shareowners:
 Net investment income                                            (0.023)      (0.005)      (0.003)      (0.010)      (0.030)
                                                                --------     --------     --------     --------     --------
Net asset value, end of period                                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                ========     ========     ========     ========     ========
Total return*                                                       2.37%        0.45%        0.26%        1.15%        3.29%
Ratio of net expenses to average net assets+                        0.83%        0.93%        1.00%        0.76%        0.93%
Ratio of net investment loss to average net assets+                 2.62%        0.45%        0.26%        1.18%        2.89%
Net assets, end of period (in thousands)                        $571,418     $192,860     $227,052     $268,861     $493,871
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       0.83%        0.93%        1.06%        0.93%        0.94%
 Net investment income                                              2.62%        0.45%        0.20%        1.01%        2.88%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                       0.83%        0.93%        0.99%        0.75%        0.89%
 Net investment income                                              2.62%        0.45%        0.27%        1.19%        2.93%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                           $   1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                                               --------     -------      -------      --------     -------
Increase from investment operations:
 Net investment income                                         $  0.013     $ 0.001      $ 0.001      $  0.003     $  0.02
                                                               --------     -------      -------      --------     -------
Distributions to shareowners:
 Net investment income                                           (0.013)     (0.001)      (0.001)       (0.003)      (0.02)
                                                               --------     -------      -------      --------     -------
Net asset value, end of period                                 $   1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                                               ========     =======      =======      ========     =======
Total return*                                                      1.33%       0.06%        0.05%         0.33%       2.42%
Ratio of net expenses to average net assets+                       1.90%       1.33%        1.21%         1.59%       1.79%
Ratio of net investment loss to average net assets+                1.33%       0.06%        0.05%         0.31%       2.08%
Net assets, end of period (in thousands)                       $ 41,375     $46,559      $59,059      $ 84,901     $55,837
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.90%       1.81%        1.87%         1.81%       1.79%
 Net investment income                                             1.33%      (0.43)%      (0.61)%        0.09%       2.08%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                      1.90%       1.33%        1.21%         1.58%       1.77%
 Net investment income                                             1.33%       0.06%        0.05%         0.32%       2.10%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

20 The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Cash Reserves Fund


                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                           $   1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                                               --------     -------      -------      --------     -------
Increase from investment operations:
 Net investment income                                         $  0.015     $ 0.001      $ 0.001      $  0.003     $  0.02
                                                               --------     -------      -------      --------     -------
Distributions to shareowners:
 Net investment income                                           (0.015)     (0.001)      (0.001)       (0.003)      (0.02)
                                                               --------     -------      -------      --------     -------
Net asset value, end of period                                 $   1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                                               ========     =======      =======      ========     =======
Total return*                                                      1.48%       0.06%        0.05%         0.28%       2.33%
Ratio of net expenses to average net assets+                       1.71%       1.33%        1.19%         1.64%       1.90%
Ratio of net investment loss to average net assets+                1.54%       0.06%        0.05%         0.27%       2.09%
Net assets, end of period (in thousands)                       $ 56,745     $34,413      $32,216      $ 33,633     $17,118
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.71%       1.70%        1.86%         1.88%       1.91%
 Net investment income                                             1.54%      (0.31)%      (0.62)%        0.02%       2.08%
Ratios with waiver of management fees and assumptions of
 expenses and reductions for fees paid indirectly:
 Net expenses                                                      1.71%       1.33%        1.19%         1.62%       1.87%
 Net investment income                                             1.54%       0.06%        0.05%         0.28%       2.12%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                      12/11/04 (b)
                                                      Year Ended           to
                                                       12/31/05         12/31/04
INVESTOR CLASS
Net asset value, beginning of period                   $  1.000        $ 1.000
                                                       --------        -------
Increase from investment operations:
  Net investment income (loss)                         $  0.025        $ 0.001
                                                       --------        -------
Distributions to shareowners:
  Net investment income                                  (0.025)        (0.001)
                                                       --------        -------
Net asset value, end of period                         $   1.00        $  1.00
                                                       ========        =======
Total return*                                              2.56%          0.06%(a)
Ratio of net expenses to average net assets+               0.68%          0.61%**
Ratio of net investment income to average
  net assets+                                              2.45%          1.01%**
Net assets, end of period (in thousands)               $ 56,125        $91,176
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reductions
  for fees paid indirectly:
  Net expenses                                             0.75%          0.68%**
  Net investment income                                    2.38%          0.94%**
Ratios with waiver for management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             0.68%          0.61%**
  Net investment income                                    2.45%          1.01%**

(a) Not annualized.
(b) Investor class shares commenced operations on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

22 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                            4/1/03 (a)
                                                Year Ended   Year Ended         to
                                                 12/31/05     12/31/04       12/31/03
CLASS R
Net asset value, beginning of period             $   1.00     $   1.00      $   1.00
                                                 --------     --------      --------
Increase from investment operations:
  Net investment income                          $  0.019     $  0.003      $   0.00
                                                 --------     --------      --------
Distributions to shareowners:
  Net investment income                            (0.019)      (0.003)        (0.00)(b)
                                                 --------     --------      --------
Net asset value, end of period                   $   1.00     $   1.00      $   1.00
                                                 ========     ========      ========
Total return*                                        1.96%        0.26%         0.01%(c)
Ratio of net expenses to average net assets+         1.29%        1.12%         0.91%**
Ratio of net investment loss to average
  net assets+                                        2.05%        0.31%         0.03%**
Net assets, end of period (in thousands)         $    815     $    319      $    209
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                       1.31%        1.14%         0.99%**
  Net investment income                              2.03%        0.29%        (0.05)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reductions for fees paid indirectly:
  Net expenses                                       1.29%        1.12%         0.91%**
  Net investment income                              2.05%        0.31%         0.03%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than $0.01 cent per share
(c) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                    9/23/05 (b)
                                                                        to
                                                                     12/31/05
CLASS Y
Net asset value, beginning of period                                 $ 1.000
                                                                     --------
Increase from investment operations:
  Net investment income                                              $ 0.009
                                                                     --------
Distributions to shareowners:
  Net investment income                                               (0.009)
                                                                     --------
Net asset value, end of period                                       $  1.00
                                                                     ========
Total return*                                                           0.95%(a)
Ratio of net expenses to average net assets+                            0.44%**
Ratio of net investment income (loss) to average net assets+            3.46%**
Net assets, end of period (in thousands)                             $116,039
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reductions
  for fees paid indirectly:
  Net expenses                                                          0.44%**
  Net investment income                                                 3.45%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          0.44%**
  Net investment income                                                 3.46%**

(a) Not annualized
(b) Class Y shares first commenced operations on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

24 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Cash Reserves Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as - Class A, Class B, Class C, Class R, Class Y, and Investor Class shares. Class R shares, Investor Class, Class Y shares were first publicly offered on April 1, 2003, December 10, 2004 and September 23, 2005 respectively. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A, Class B, Class C, Class R, Class Y, and Investor Class each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There are no distribution plans for Investor Class or Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

    maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2005 the Fund had a net capital loss carryforward of $88,178, of which the following amounts will expire between 2006 and 2013 if not utilized: $2,120 in 2006, $84,385 in 2010, $1,498 in 2012 and $175
    in 2013.

    The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                    2005             2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $13,300,516      $1,294,011
  Long-term capital gain                 -               -
                               -----------      ----------
    Total                      $13,300,516      $1,294,011
                               ===========      ==========
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributed earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                        2005
--------------------------------------------------------------------------------
  Undistributed ordinary income     $ 26,169
  Capital Loss Carryforward          (88,178)
                                    --------
    Total                           $(62,009)
                                    =========
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Class Y, and Investor Class shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, and is required to be at least equal to or in excess of the value of the repurchase

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

    agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $20,933 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $125,494 in transfer agent fees payable to PIMSS at December 31, 2005.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor,

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays
PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $10,186 in distribution fees payable to PFD at December 31, 2005. The Fund also has adopted a separate service plan for Class
R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $371,368 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $16,604 under such arrangements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------
                                                                               Pioneer
                                                                                Cash
                                                                               Reserves
                              Pioneer Cash             Safeco Money          Fund (Post-
                              Reserves Fund             Market Fund        Reorganiza-
                          (Pre-Reorganization)     (Pre-Reorganization)         tion)
---------------------------------------------------------------------------------------
  Net Assets             $281,842,975                   $98,537,576        $380,380,551
  Shares Outstanding      281,943,268                    98,537,576         380,480,844
  Investor Class
   Shares Issued                                                             98,537,576
---------------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Prime Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Prime Money Market Fund's net assets in Class A, Class B and Class I for Pioneer Cash Reserves Fund's shares, based on Pioneer Cash Reserves Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Pioneer Cash       AmSouth Prime       Pioneer Cash
                         Reserves Fund        Money Market       Reserves Fund
                             (Pre-             Fund (Pre-           (Post-
                        Reorganization)     Reorganization)     Reorganization)
--------------------------------------------------------------------------------
  Net Assets
   Class A             $237,105,853        $399,430,148        $  636,536,001
   Class B             $ 60,025,207        $  3,093,819        $   63,119,026
   Class C             $ 88,712,577        $          -        $   88,712,577
   Class R             $  1,046,636        $          -        $    1,046,636
   Class Y             $          -        $          -        $  155,279,380
   Investor Class      $ 59,926,800        $          -        $   59,926,800
   Class I             $          -        $155,279,380        $            -
  Total Net Assets     $446,817,073        $557,803,347        $1,004,620,420
  Shares
   Outstanding
   Class A              237,245,297         399,408,211           636,675,445
   Class B               59,989,148           3,093,290            63,082,967
   Class C               88,700,408                   -            88,700,408
   Class R                1,046,617                   -             1,046,617
   Class Y                        -                               155,279,380
   Investor Class        59,928,996                   -            59,928,995
   Class I                        -         155,243,370                     -
  Shares
   Issued in
   Reorganization
   Class A                                                        399,430,148
   Class B                                                          3,093,819
   Class Y                                                        155,279,380
--------------------------------------------------------------------------------

                             Unrealized       Accumulated
                          Depreciation On       Loss On
                            Closing Date      Closing Date
--------------------------------------------------------------------------------
  AmSouth Prime Money
   Market Fund                 $    -        $(2,122)
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Money Market Trust and Shareowners of Pioneer Cash Reserves Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP
Boston, Massachusetts
February 10, 2006

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten years and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee of the Fund and a peer group of funds selected by the Independent Trustees for this purpose, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the fourth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also consider the yield (gross of expenses) of the Fund's Class A shares relative to the yield (at June 30, 2005) of the 30 day U.S. Treasury security. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. Pioneer agreed to an additional breakpoint in the management fee which would place the Fund at the median relative to its peer group. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio, although higher than its peer group, was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareholders.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.


Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           Positions Held         Length of Service     Principal Occupation During   Other Directorships Held
Name and Age               With the Fund          and Term of Office    Past Five Years               by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the        Trustee since 1987.   Deputy Chairman and a         Chairman and Director of ICI
                           Board,                 Serves until          Director of Pioneer Global    Mutual Insurance Company;
                           Trustee and President  successor trustee is  Asset Management S.p.A.       Director of Harbor Global
                                                  elected or earlier    ("PGAM"); Non-Executive       Company, Ltd.
                                                  retirement or         Chairman and a Director of
                                                  removal.              Pioneer Investment
                                                                        Management USA Inc.
                                                                        ("PIM-USA"); Chairman and a
                                                                        Director of Pioneer;
                                                                        Director of Pioneer
                                                                        Alternative Investment
                                                                        Management Limited (Dublin);
                                                                        President and a Director of
                                                                        Pioneer Alternative
                                                                        Investment Management
                                                                        (Bermuda) Limited and
                                                                        affiliated funds; Director
                                                                        of PIOGLOBAL Real Estate
                                                                        Investment Fund (Russia);
                                                                        Director of Nano-C, Inc.
                                                                        (since 2003); Director of
                                                                        Code Investment Corporation
                                                                        (since 2004); Director of
                                                                        Fiduciary Counseling;
                                                                        President and Director of
                                                                        Pioneer Funds Distributor,
                                                                        Inc. ("PFD"); President of
                                                                        all of the Pioneer Funds;
                                                                        and Of Counsel, Wilmer
                                                                        Cutler Pickering Hale and
                                                                        Dorr LLP (counsel to PIM-USA
                                                                        and the Pioneer Funds).


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held    Length of Service         Principal Occupation During   Other Directorships Held
Name and Age                With the Fund     and Term of Office        Past Five Years               by this Trustee
David R. Bock **(62)        Trustee           Trustee since 2005.       Senior Vice President and     Director of The Enterprise
3050 K. Street NW,                            Serves until successor    Chief Financial Officer,      Social Investment Company
Washington, DC 20007                          trustee is elected or     I-trax, Inc. (publicly        (privately-held affordable
                                              earlier retirement or     traded health care services   housing finance company);
                                              removal.                  company) (2001 - present);    Director of New York
                                                                        Managing Partner, Federal     Mortgage Trust (publicly
                                                                        City Capital Advisors         traded mortgage REIT).
                                                                        (boutique merchant bank)
                                                                        (2002 to 2004); Executive
                                                                        Vice President and Chief
                                                                        Financial Officer, Pedestal
                                                                        Inc. (internet-based
                                                                        mortgage trading company)
                                                                        (2000 - 2002).

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)           Trustee           Trustee since 1997.       President, Bush               Director of Brady
3509 Woodbine Street,                         Serves until              International (international  Corporation (industrial
Chevy Chase, MD 20815                         successor trustee         financial advisory firm).     identification and specialty
                                              is elected or earlier                                   coated material products
                                              retirement or removal.                                  manufacturer), Mortgage
                                                                                                      Guaranty Insurance
                                                                                                      Corporation, and Briggs &
                                                                                                      Stratton, Inc. (engine
                                                                                                      manufacturer)

-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)   Trustee           Trustee since 1990.       Founding Director, The        None
1001 Sherbrooke Street West,                  Serves until              Winthrop Group, Inc.
Montreal, Quebec, Canada                      successor trustee         (consulting firm);
H3A 1G5                                       is elected or earlier     Desautels, Faculty of
                                              retirement or removal.    Management, McGill
                                                                        University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held    Length of Service         Principal Occupation During  Other Directorships Held
Name and Age                  With the Fund     and Term of Office        Past Five Years              by this Trustee
Marguerite A. Piret (57)      Trustee           Trustee since 1987.       President and Chief          Director of New America High
One Boston Place, 28th Floor,                   Serves until              Executive Officer, Newbury,  Income Fund, Inc.
Boston, MA 02108                                successor trustee         Piret & Company, Inc.        (closed-end investment
                                                is elected or earlier     (investment banking firm).   company).
                                                retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)            Trustee           Trustee since 1987.       President, John Winthrop &   None
One North Adgers Wharf,                         Serves until              Co., Inc. (private
Charleston, SC 29401                            successor trustee         investment firm).
                                                is elected or earlier
                                                retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)           Executive Vice    Since 2003.               President and Chief          Trustee of certain
                              President         Serves at the             Executive Officer, PIM-USA   Pioneer Funds
                                                discretion of             since May, 2003 (Director
                                                the Board.                since January, 2001);
                                                                          President and Director of
                                                                          Pioneer since May, 2003;
                                                                          Chairman and Director of
                                                                          Pioneer Investment
                                                                          Management Shareholder
                                                                          Services, Inc. ("PIMSS")
                                                                          since May, 2003; Executive
                                                                          Vice President of all of
                                                                          Pioneer Funds since June 3,
                                                                          2003; and Executive Vice
                                                                          President and Chief
                                                                          Operating Officer of
                                                                          PIM-USA, November 2000 - May
                                                                          2003.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)      Secretary         Since September,          Secretary of PIM-USA; Senior None
                                                2003. Serves              Vice President - Legal of
                                                at the discretion of      Pioneer; and Secretary/Clerk
                                                the Board.                of most of PIM-USA's
                                                                          subsidiaries; Secretary of
                                                                          all of the Pioneer Funds
                                                                          since September 2003
                                                                          (Assistant Secretary from
                                                                          November 2000 to September
                                                                          2003).
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held    Length of Service      Principal Occupation During     Other Directorships Held
Name and Age                  With the Fund     and Term of Office     Past Five Years                 by this Trustee
Christopher J. Kelley (41)    Assistant         Since September,       Assistant Vice President and    None
                              Secretary         2003. Serves at        Senior Counsel of Pioneer
                                                the discretion of      since July 2002; Vice
                                                the Board.             President and Senior Counsel
                                                                       of BISYS Fund Services, Inc.
                                                                       (April 2001 to June 2002);
                                                                       Senior Vice President and
                                                                       Deputy General Counsel of
                                                                       Funds Distributor, Inc.
                                                                       (July 2000 to April 2001;
                                                                       Assistant Secretary of all
                                                                       Pioneer Funds since
                                                                       September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)          Assistant         Since September,       Partner, Wilmer Cutler          None
                              Secretary         2003. Serves at        Pickering Hale and Dorr LLP;
                                                the discretion of      Assistant Secretary of all
                                                the Board.             Pioneer Funds since
                                                                       September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)             Treasurer         Since November,        Vice President - Fund           None
                                                2000. Serves at        Accounting, Administration
                                                the discretion of      and Custody Services of
                                                the Board.             Pioneer; and Treasurer of
                                                                       all of the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)          Assistant         Since November,        Deputy Treasurer of Pioneer     None
                              Treasurer         2004. Serves           since 2004; Treasurer and
                                                at the discretion      Senior Vice President, CDC
                                                of the Board.          IXIS Asset Management
                                                                       Services from 2002 to 2003;
                                                                       Assistant Treasurer and Vice
                                                                       President, MFS Investment
                                                                       Management from 1997 to
                                                                       2002; and Assistant
                                                                       Treasurer of all of the
                                                                       Pioneer Funds since November
                                                                       2004.
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)         Assistant         Since November,        Assistant Vice President -      None
                              Treasurer         2000. Serves           Fund Accounting,
                                                at the discretion      Administration and Custody
                                                of the Board.          Services of Pioneer; and
                                                                       Assistant Treasurer of all
                                                                       of the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held    Length of Service      Principal Occupation During     Other Directorships Held
Name and Age                  With the Fund     and Term of Office     Past Five Years                 by this Trustee
Gary Sullivan (47)            Assistant         Since May, 2002.       Fund Accounting Manager-        None
                              Treasurer         Serves at the          Fund Accounting,
                                                discretion of          Administration and Custody
                                                the Board.             Services of Pioneer; and
                                                                       Assistant Treasurer of all
                                                                       of the Pioneer Funds since
                                                                       May 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)   Assistant         Since September,       Fund Administration Manager     None
                              Treasurer         2003. Serves           - Fund Accounting,
                                                at the discretion of   Administration and Custody
                                                the Board.             Services since June 2003;
                                                                       Assistant Vice President -
                                                                       Mutual Fund Operations of
                                                                       State Street Corporation
                                                                       from June 2002 to June 2003
                                                                       (formerly Deutsche Bank
                                                                       Asset Management); Pioneer
                                                                       Fund Accounting,
                                                                       Administration and Custody
                                                                       Services (Fund Accounting
                                                                       Manager from August 1999 to
                                                                       May 2002); Assistant
                                                                       Treasurer of all Pioneer
                                                                       Funds since September 2003.

-----------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance  Since October, 2004.   Chief Compliance Officer of     None
                              Officer           Serves at the          Pioneer (Director of
                                                discretion of          Compliance and Senior
                                                the Board.             Counsel from November 2000
                                                                       to September 2004); and
                                                                       Chief Compliance Officer of
                                                                       all of the Pioneer Funds
                                                                       since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
                           This page for your notes.
44

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                          1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                       1-800-225-4321

 Retirement plans information                               1-800-622-0176

 Telecommunications Device for the Deaf (TDD)               1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014


 Our toll-free fax                                          1-800-225-4240

  Our internet e-mail address                 ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)

 Visit our web site:                                   www.pioneerfunds.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $27,255 in 2005 and $23,700 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.